Fees Summary	Aug. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,244,129.19
Previously Paid Amount	(0)
Total Fee Amount	343.58
Total Offset Amount	(0)
Net Fee	$ 343.58